BANK BORROWINGS (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended				1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 0.25% Convertible Senior Notes due 2012 USD ($)	Dec. 31, 2011 3.00% Convertible Senior Notes due 2013 USD ($)	Dec. 31, 2011 Short-term borrowings from bank	Dec. 31, 2010 Short-term borrowings from bank	Dec. 31, 2011 Long-term borrowings from bank	Dec. 31, 2010 Long-term borrowings from bank	Jan. 31, 2011 Loan facility with China Development Bank USD ($) Y	Dec. 31, 2011 Loan facility with China Development Bank USD ($)	Dec. 31, 2011 Credit loan facility with Bank of China entered in July, 2011 USD ($)	Dec. 31, 2011 Credit loan facility with Bank of China entered in July, 2011 CNY	Jul. 31, 2011 Credit loan facility with Bank of China entered in July, 2011 USD ($) Y	Jul. 31, 2011 Credit loan facility with Bank of China entered in July, 2011 CNY
BANK BORROWINGS
Bank borrowings	$ 1,706.7	$ 1,564.1
Analysis as:
Short-term	1,486.7	1,339.1
Long-term, current portion	86.7	61.7
Subtotal	1,573.4	1,400.8
Long-term portion	133.3	163.3
Bank borrowings
Interest rate (as a percent)			0.25%	3.00%									6.56%	6.56%
Principal amount of debt			3.8	575.0
Principal maturities of debt
2012	1,577.2
2013	533.9
2014	130.3
2015	0.3
2016	49.7
Total	2,291.4
Other information
Interest rate during the period (as a percent)					4.48%	4.88%	3.56%	4.58%
Bank borrowings restricted to purchase fixed assets	30.6
Number of covenants breached	1
Number of covenants breached by non-significant subsidiaries	1
Term of loan facility									3				1.5	1.5
Maximum borrowing capacity of credit facility									130.0				436.5	2,750.0
Reference rate									LIBOR
Interest rate added to reference rate (as a percent)									2.92%
Amount of loan drawn down										130
Interest rate (as a percent)			0.25%	3.00%									6.56%	6.56%
Maximum borrowing capacity under credit facility for working capital													7.14	45.00
Maximum borrowing capacity under credit facility for trade finance													429	2,705
Amount drawn down under credit facility for working capital											7.14	45.00
Amount drawn under credit facility for trade finance											$ 359.0	2,261.6